Deferred Compensation (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 11, 2023	Jun. 17, 2022	May 05, 2022	May 05, 2022	Jun. 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jul. 14, 2023	Jul. 31, 2022	Dec. 31, 2020
Deferred Compensation (Details) [Line Items]
Received consulting services											$ 100,000
Deferred cash			$ 60,000	$ 60,000
Deferred compensation warrants			400,000	400,000
Cash component		$ 38,900	100,000	100,000	$ 38,900
Equity compensation			245,000	245,000				$ 245,000
Shares issued (in Shares)								29,245
Deferred cash compensation		57,198			57,198	$ 226,100	$ 54,743
Accrued expenses		$ 12,500			$ 12,500
Contingent deferred compensation, percentage		100.00%			100.00%
Deferred compensation, common shares		$ 60,000			$ 60,000
Deferred compensation, shares issued (in Shares)	65,000					65,000
Deferred compensation, per share (in Dollars per share)						$ 5
Subsequent agreement						$ 325,000
Deferred compensation amount		57,198			57,198
IPO [Member]
Deferred Compensation (Details) [Line Items]
Deferred compensation warrants		$ 10,000,000			$ 10,000,000
Equity compensation			$ 155,000	$ 155,000					$ 155,000	$ 155,000
Shares issued (in Shares)									1,415,095